CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Balance, shares at Dec. 31, 2024		2,600,000	10,675	400	125,203,405
Balance at Dec. 31, 2024	$ 505,057	$ 26	$ 0	$ 0	$ 1,252	$ 1,139,363	$ 312	$ (635,896)
Net income	7,539							7,539
Issuance of stock, shares					12,802
Issuance of common stock (Note 10(g)	16				$ 0	16
Issuance of restricted stock and compensation cost, shares (Note 10(h))					2,000,000
Issuance of restricted stock and compensation cost (Note 10(h))	5,270				$ 20	5,250
Stock repurchased and retired, shares (Note 10(e))					(11,442,645)
Stock repurchased and retired (Note 10(e))	23,048				$ (114)	(22,934)
Dividends on Preferred Stock ($1.109375 per share) (Note 10(b))	(2,884)							(2,884)
Dividends on Common Stock ($0.02 per share) (Note 10(f))	(2,316)							(2,316)
Other comprehensive income	3,208						3,208
Balance, shares at Jun. 30, 2025		2,600,000	10,675	400	115,773,562
Balance at Jun. 30, 2025	492,842	$ 26	$ 0	$ 0	$ 1,158	1,121,695	3,520	(633,557)
Balance, shares at Dec. 31, 2025		2,600,000	10,675	400	115,787,434
Balance at Dec. 31, 2025	502,413	$ 26	$ 0	$ 0	$ 1,158	1,126,049	3,648	(628,468)
Net income	49,908							49,908
Issuance of stock, shares					876,267
Issuance of common stock (Note 10(g)	2,040				$ 9	2,031
Issuance of restricted stock and compensation cost, shares (Note 10(h))					7,750,000
Issuance of restricted stock and compensation cost (Note 10(h))	3,918				$ 77	3,841
Dividends on Preferred Stock ($1.109375 per share) (Note 10(b))	(2,884)							(2,884)
Dividends on Common Stock ($0.02 per share) (Note 10(f))	(2,480)							(2,480)
Other comprehensive income	(1,463)						(1,463)
Balance, shares at Jun. 30, 2026		2,600,000	10,675	400	124,413,701
Balance at Jun. 30, 2026	$ 551,452	$ 26	$ 0	$ 0	$ 1,244	$ 1,131,921	$ 2,185	$ (583,924)